Credit Quality of Financial Assets and the Allowance for Credit Losses (Tables)	6 Months Ended
Sep. 30, 2026
Credit Loss [Abstract]
Summary of allowance for credit losses for installment loans
The following table provides information about the allowance for credit losses for installment loans, net investment in leases and other financial assets measured at amortized cost as of March 31, 2026, and for the six months ended September 30, 2025 and 2026 :

	Six months ended September 30, 2025
	Millions of yen
	Beginning balance	Provision (Reversal) *3	Allowance for credit losses on acquired financial assets at acquisition	Charge-offs *4	Recoveries	Other *5	Ending balance	Collective (pool) assessment	Individual assessment
Allowance for credit losses:
Installment loans to consumer borrowers:
Real estate loans
Japan	¥278	¥(10)	¥0	¥0	¥7	¥(275)	¥0	¥0	¥0
Overseas	1,679	(95)	0	(78)	0	47	1,553	494	1,059
Other
Japan	90	(4)	0	0	2	(84)	4	4	0
Overseas	3,048	1,142	0	(1,286)	188	(16)	3,076	1,295	1,781
Installment loans to corporate borrowers:
Non-recourse loans
Japan	91	7	0	0	0	(6)	92	92	0
Overseas	2,593	2,022	0	0	0	1,029	5,644	2,598	3,046
Other than non-recourse loans
Real estate companies
Japan	351	29	0	0	13	0	393	369	24
Overseas	2,046	178	0	0	0	(967)	1,257	715	542
Commercial, industrial and other companies
Japan	950	(6)	0	0	4	(41)	907	449	458
Overseas	20,063	2,571	0	(1,992)	59	24	20,725	12,006	8,719
Loans to Equity method investees	1,512	19	0	0	0	(5)	1,526	186	1,340
Purchased loans *1	1,342	7	3,633	(3,659)	0	(984)	339	133	206
Net investment in leases:	18,122	1,426	0	(1,344)	137	321	18,662	11,254	7,408

Subtotal	52,165	7,286	3,633	(8,359)	410	(957)	54,178	29,595	24,583

Other financial assets measured at amortized cost *2	895	57	0	(74)	0	6	884	297	587

Total	¥53,060	¥7,343	¥3,633	¥(8,433)	¥410	¥(951)	¥55,062	¥29,892	¥25,170

	March 31, 2026
	Millions of yen
	Ending balance	Collective (pool) assessment	Individual assessment
Allowance for credit losses:
Installment loans to consumer borrowers:
Real estate loans
Overseas	¥1,819	¥367	¥1,452
Other
Japan	3	3	0
Overseas	2,092	1,449	643
Installment loans to corporate borrowers:
Non-recourse loans
Japan	170	170	0
Overseas	5,635	2,224	3,411
Other than non-recourse loans
Real estate companies
Japan	522	522	0
Overseas	1,490	519	971
Commercial, industrial and other companies
Japan	1,113	646	467
Overseas	30,625	11,946	18,679
Loans to Equity method investees	0	0	0
Purchased loans *1	7,488	133	7,355
Net investment in leases:	19,907	13,218	6,689

Subtotal	70,864	31,197	39,667

Other financial assets measured at amortized cost *2	5,478	655	4,823

Total	¥76,342	¥31,852	¥44,490

	Six months ended September 30, 2026
	Millions of yen
	Beginning balance	Provision (Reversal) *3	Allowance for credit losses on acquired financial assets at acquisition	Charge-offs *4	Recoveries	Other *5	Ending balance	Collective (pool) assessment	Individual assessment
Allowance for credit losses:
Installment loans to consumer borrowers:
Real estate loans
Overseas	¥1,819	¥(236)	¥0	¥(290)	¥1	¥127	¥1,421	¥75	¥1,346
Other
Japan	3	0	0	0	0	0	3	3	0
Overseas	2,092	545	0	(904)	196	(95)	1,834	1,273	561
Installment loans to corporate borrowers:
Non-recourse loans
Japan	170	(84)	0	0	0	1	87	87	0
Overseas	5,635	(899)	0	0	0	61	4,797	1,793	3,004
Other than non-recourse loans
Real estate companies
Japan	522	(305)	0	0	341	(1)	557	557	0
Overseas	1,490	1,554	0	(1,074)	0	(33)	1,937	666	1,271
Commercial, industrial and other companies
Japan	1,113	(30)	0	(393)	4	0	694	634	60
Overseas	30,625	(1,125)	0	(7,213)	545	(144)	22,688	11,841	10,847
Loans to Equity method investees	0	0	0	0	0	0	0	0	0
Purchased loans *1	7,488	312	0	(326)	3	(454)	7,023	126	6,897
Net investment in leases:	19,907	1,799	0	(2,542)	231	(17)	19,378	13,437	5,941

Subtotal	70,864	1,531	0	(12,742)	1,321	(555)	60,419	30,492	29,927

Other financial assets measured at amortized cost *2	5,478	387	0	(3,602)	0	(36)	2,227	748	1,479

Total	¥76,342	¥1,918	¥0	¥(16,344)	¥1,321	¥(591)	¥62,646	¥31,240	¥31,406

Note:	Loans held for sale and policy loan receivables of an insurance entity are not in the scope of allowance for credit losses.

*1
Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.

*2
The allowance for other financial assets measured at amortized cost includes the allowance for credit losses on financing receivables, such as accounts receivable. Other financial assets measured at amortized cost are mainly “Trade notes, accounts and other receivables” on the consolidated balance sheets.

*3
“Provision for credit losses” in the consolidated statements of income amounted to provisions of ¥9,781 million and ¥1,830 million during the six months ended September 30, 2025 and 2026. The reconciliation between the above table and the amounts reported on the consolidated statements of income during the six months ended September 30, 2025 and 2026 are as follows:

	Millions of yen
	Six months ended September 30, 2025	Six months ended September 30, 2026
	Provision for credit losses	Provision for credit losses
Net investment in leases	¥1,426	¥1,799
Installment loans	5,860	(268)

Subtotal in the above table	7,286	1,531

Other financial assets measured at amortized cost	57	387

Total in the above table	7,343	1,918

Off-balance sheet credit exposures *3(a)	2,336	(66)
Available-for-sale debt securities *3(b)	102	(22)

Amount reported on the consolidated financial statements	¥9,781	¥1,830

*3(a)
The allowance for off-balance sheet credit exposure were ¥17,611 million and ¥17,175 million as of March 31, 2026 and September 30, 2026, respectively, and the amounts are recorded in “Other liabilities” on the consolidated balance sheets. For further information, see Note 24 “Commitments, Guarantees and Contingent Liabilities.”

*3(b)
The allowance for available-for-sale debt securities were ¥3,505 million and ¥3,354 million as of March 31, 2026 and September 30, 2026, respectively, and the amounts are recorded as a reduction in “Investment in securities” on the consolidated balance sheets. For further information, see Note 8 “Investment in Securities.”

*4
Charge-offs
of purchased loans include write-offs of purchased loans at the acquisition date of ¥3,633 million during the six months ended September 30, 2025. There were no such write-offs during the six months ended September 30, 2026.

*5	Other mainly includes foreign currency translation adjustments and increases or decreases in allowance due to consolidation or deconsolidation of subsidiaries.

Summary of disclosure in tabular form of allowances for credit losses and provision for credit losses

	Millions of yen
	Six months ended September 30, 2025	Six months ended September 30, 2026
	Provision for credit losses	Provision for credit losses
Net investment in leases	¥1,426	¥1,799
Installment loans	5,860	(268)

Subtotal in the above table	7,286	1,531

Other financial assets measured at amortized cost	57	387

Total in the above table	7,343	1,918

Off-balance sheet credit exposures *3(a)	2,336	(66)
Available-for-sale debt securities *3(b)	102	(22)

Amount reported on the consolidated financial statements	¥9,781	¥1,830

*3(a)
The allowance for off-balance sheet credit exposure were ¥17,611 million and ¥17,175 million as of March 31, 2026 and September 30, 2026, respectively, and the amounts are recorded in “Other liabilities” on the consolidated balance sheets. For further information, see Note 24 “Commitments, Guarantees and Contingent Liabilities.”

*3(b)
The allowance for available-for-sale debt securities were ¥3,505 million and ¥3,354 million as of March 31, 2026 and September 30, 2026, respectively, and the amounts are recorded as a reduction in “Investment in securities” on the consolidated balance sheets. For further information, see Note 8 “Investment in Securities.”

Summary of purchased loans
The following table provides information about purchased loans which were acquired for the six months ended September 30, 2025 and 2026:

	Millions of yen
	Six months ended September 30, 2025	Six months ended September 30, 2026
Purchase price	¥3,862	¥0
Allowance for credit losses at acquisition date	3,633	0
Discount or premium attributable to other factors	876	0

Par value	¥8,371	¥0

Summary of origination years of financial assets
The following table provides information about the origination years of financial assets as of March 31, 2026 and the gross write-offs recorded during the six months ended September 30, 2025.

March 31, 2026
Millions of yen
Portfolio segment	Origination year (years ended March 31)						Total
Class
Credit Quality	2026	2025	2024	2023	2022	Prior
Consumer borrowers:
Performing	¥21,929	¥12,499	¥7,687	¥6,318	¥6,619	¥11,391	¥66,443
Non-Performing	359	3,314	2,154	4,879	1,235	709	¥12,650
Real estate loans
Performing	1,441	1,404	2,243	3,806	6,420	11,341	¥26,655
Non-Performing	103	2,912	1,858	4,655	1,231	705	¥11,464
Other
Performing	20,488	11,095	5,444	2,512	199	50	¥39,788
Non-Performing	256	402	296	224	4	4	¥1,186
Corporate borrowers:
Performing	508,886	290,116	107,370	50,657	89,236	71,133	¥1,117,398
Non-Performing	1,276	3,184	9,835	7,692	13,814	26,144	¥61,945
Non-recourse loans
Japan
Performing	26,423	40,018	5,391	0	6,394	2,858	¥81,084
Overseas
Performing	89,661	61,545	23,222	7,398	2,037	4,439	¥188,302
Non-Performing	0	79	4,656	855	1,065	5,351	¥12,006
Other than non-recourse loans
Real estate companies in Japan
Performing	76,450	21,982	9,284	1,896	1,639	7,457	¥118,708
Non-Performing	0	19	0	0	0	0	¥19
Real estate companies in overseas
Performing	46,394	5,163	1,147	1,120	0	5,848	¥59,672
Non-Performing	0	0	440	1,586	63	92	¥2,181

March 31, 2026
Millions of yen
Portfolio segment	Origination year (years ended March 31)						Total
Class
Credit Quality	2026	2025	2024	2023	2022	Prior
Commercial, industrial and other companies in Japan
Performing	97,781	41,003	27,802	8,018	8,374	8,233	¥191,211
Non-Performing	14	411	47	116	11	70	¥669
Commercial, industrial and other companies in overseas
Performing	172,177	120,405	40,524	32,225	70,792	42,298	¥478,421
Non-Performing	1,262	2,675	4,692	5,135	12,675	20,631	¥47,070
Loans to Equity method investees:
Performing	3,032	573	585	2,005	21	15,020	¥21,236
Non-Performing	0	0	0	0	0	0	¥0
Purchased loans:
Performing	0	792	0	0	0	13,019	¥13,811
Non-Performing	0	0	0	0	0	228	¥228
Net investment in leases:
Performing	490,025	327,849	202,407	96,189	47,874	56,070	¥1,220,414
Non-Performing	3,616	5,892	6,810	3,699	1,456	5,604	¥27,077
Japan
Performing	197,362	152,845	105,743	66,152	40,753	52,159	¥615,014
Non-Performing	146	517	865	778	668	1,345	¥4,319
Overseas
Performing	292,663	175,004	96,664	30,037	7,121	3,911	¥605,400
Non-Performing	3,470	5,375	5,945	2,921	788	4,259	¥22,758
Total
Performing	¥1,023,872	¥631,829	¥318,049	¥155,169	¥143,750	¥166,633	¥2,439,302
Non-Performing	5,251	12,390	18,799	16,270	16,505	32,685	¥101,900

Six months ended September 30, 2025
Millions of yen
	Gross write-offs
Portfolio segment	Origination year (years ended March 31)						Total
Class	2026	2025	2024	2023	2022	Prior
Consumer borrowers:	9	492	549	217	31	66	¥1,364

Real estate loans	0	0	0	0	14	64	¥78
Other	9	492	549	217	17	2	¥1,286
Corporate borrowers:	120	1	364	30	28	1,449	¥1,992

Other than non-recourse loans	0	0	0	0	0	0	¥0
Commercial, industrial and other companies in overseas	120	1	364	30	28	1,449	¥1,992

Purchased loans:	0	0	0	0	0	3,659	¥3,659

Net investment in leases:	0	4	399	574	113	254	¥1,344

Japan	0	2	39	117	93	238	¥489
Overseas	0	2	360	457	20	16	¥855
Total	129	497	1,312	821	172	5,428	¥8,359

The following table provides information about the origination years of financial assets as of September 30, 2026 and the gross write-offs, corresponding to each class of financial assets by origination year, recorded during the six months ended September 30, 2026.

September 30, 2026
Millions of yen
Portfolio segment	Origination year (years ended March 31)						Total
Class
Credit Quality	2027	2026	2025	2024	2023	Prior
Consumer borrowers:
Performing	¥11,137	¥16,595	¥8,623	¥4,840	¥4,738	¥14,733	¥60,666
Non-Performing	73	494	2,834	2,215	4,331	1,651	¥11,598
Gross write-offs	2	312	321	126	103	330	¥1,194

Real estate loans
Performing	517	1,375	1,274	1,995	3,379	14,583	¥23,123
Non-Performing	28	108	2,615	1,975	4,142	1,647	¥10,515
Gross write-offs	0	0	0	0	0	290	¥290
Other
Performing	10,620	15,220	7,349	2,845	1,359	150	¥37,543
Non-Performing	45	386	219	240	189	4	¥1,083
Gross write-offs	2	312	321	126	103	40	¥904
Corporate borrowers:
Performing	282,502	369,575	214,994	73,746	57,630	110,234	¥1,108,681
Non-Performing	151	2,691	2,034	7,982	6,984	31,165	¥51,007
Gross write-offs	0	11	496	558	37	7,578	¥8,680

Non-recourse loans
Japan
Performing	0	21,747	23,213	1,201	0	2,766	¥48,927
Gross write-offs	0	0	0	0	0	0	¥0
Overseas
Performing	3,675	34,910	49,587	15,359	14,239	5,817	¥123,587
Non-Performing	37	0	87	4,675	1,332	4,126	¥10,257
Gross write-offs	0	0	0	0	0	0	¥0

September 30, 2026
Millions of yen
Portfolio segment	Origination year (years ended March 31)						Total
Class
Credit Quality	2027	2026	2025	2024	2023	Prior
Other than non-recourse loans
Real estate companies in Japan
Performing	52,025	45,803	16,752	5,578	935	7,567	¥128,660
Gross write-offs	0	0	0	0	0	0	¥0
Real estate companies in overseas
Performing	39,859	37,664	5,774	1,057	1,069	3,660	¥89,083
Non-Performing	0	0	0	0	782	1,298	¥2,080
Gross write-offs	0	0	0	407	19	648	¥1,074
Commercial, industrial and other companies in Japan
Performing	58,916	62,715	34,571	22,308	6,155	12,769	¥197,434
Non-Performing	15	4	5	42	85	81	¥232
Gross write-offs	0	0	393	0	0	0	¥393
Commercial, industrial and other companies in overseas
Performing	128,027	166,736	85,097	28,243	35,232	77,655	¥520,990
Non-Performing	99	2,687	1,942	3,265	4,785	25,660	¥38,438
Gross write-offs	0	11	103	151	18	6,930	¥7,213
Loans to Equity method investees:
Performing	3,543	3,053	573	588	1,970	14,888	¥24,615
Gross write-offs	0	0	0	0	0	0	¥0

Purchased loans:
Performing	0	0	763	0	0	12,428	¥13,191
Non-Performing	0	0	0	0	0	223	¥223
Gross write-offs	0	0	0	0	0	326	¥326

Net investment in leases:
Performing	255,508	391,826	262,215	148,535	68,316	71,672	¥1,198,072
Non-Performing	4,085	6,252	6,436	6,877	3,774	5,343	¥32,767
Gross write-offs	0	49	580	542	360	1,011	¥2,542

Japan
Performing	100,573	170,373	131,575	86,457	50,782	66,011	¥605,771
Non-Performing	46	280	644	792	728	1,780	¥4,270
Gross write-offs	0	8	36	72	92	184	¥392
Overseas
Performing	154,935	221,453	130,640	62,078	17,534	5,661	¥592,301
Non-Performing	4,039	5,972	5,792	6,085	3,046	3,563	¥28,497
Gross write-offs	0	41	544	470	268	827	¥2,150
Total
Performing	¥552,690	¥781,049	¥487,168	¥227,709	¥132,654	¥223,955	¥2,405,225
Non-Performing	4,309	9,437	11,304	17,074	15,089	38,382	¥95,595
Gross write-offs	2	372	1,397	1,226	500	9,245	¥12,742

Note: Loans held for sale, policy loan receivables of an insurance entity, previously sold installment loans with a call option that allows certain subsidiaries to repurchase the loans and that are recognized as assets in accordance with ASC 860 (“Transfers and Servicing”) and financing receivables, such as accounts receivable are not included in the table
above.

Summary of past-due financial assets
The following table provides information about the past-due financial assets as of March 31, 2026 and September 30, 2026:

	March 31, 2026
		Millions of yen
		Past-due financial assets
Portfolio segment	Class	30-89 days past-due	90 days or more past-due	Total past-due	Total financing receivables
Consumer borrowers		¥3,941	¥9,767	¥13,708	¥79,093
	Real estate loans	2,252	8,894	11,146	38,119
	Other	1,689	873	2,562	40,974
Corporate borrowers		16,246	20,742	36,988	1,179,343
Non-recourse loans	Japan	0	0	0	81,084
	The Americas	6,022	5,456	11,478	200,308
Other than non-recourse loans	Real estate companies in Japan	292	0	292	118,727
	Real estate companies in overseas	363	2,181	2,544	61,853
	Commercial, industrial and other companies in Japan	2,442	541	2,983	191,880
	Commercial, industrial and other companies in overseas	7,127	12,564	19,691	525,491
Loans to Equity method investees		0	0	0	21,236
Net investment in leases		32,063	26,397	58,460	1,247,491
	Japan	2,234	3,920	6,154	619,333
	Overseas	29,829	22,477	52,306	628,158

Total		¥52,250	¥56,906	¥109,156	¥2,527,163

	September 30, 2026
		Millions of yen
		Past-due financial assets
Portfolio segment	Class	30-89 days past-due	90 days or more past-due	Total past-due	Total financing receivables
Consumer borrowers		¥2,094	¥11,409	¥13,503	¥72,264
	Real estate loans	800	10,486	11,286	33,638
	Other	1,294	923	2,217	38,626
Corporate borrowers		10,834	17,219	28,053	1,159,688
Non-recourse loans	Japan	0	0	0	48,927
	Overseas	0	3,941	3,941	133,844
Other than non-recourse loans	Real estate companies in Japan	309	0	309	128,660
	Real estate companies in overseas	677	1,778	2,455	91,163
	Commercial, industrial and other companies in Japan	2,774	156	2,930	197,666
	Commercial, industrial and other companies in overseas	7,074	11,344	18,418	559,428
Loans to Equity method investees		0	0	0	24,615
Net investment in leases		24,588	31,953	56,541	1,230,839
	Japan	2,274	3,885	6,159	610,041
	Overseas	22,314	28,068	50,382	620,798

Total		¥37,516	¥60,581	¥98,097	¥2,487,406

Note: Loans held for sale, policy loan receivables of an insurance entity, purchased loans, and previously sold installment loans with a call option that allows certain subsidiaries to repurchase the loans and that are recognized as assets in accordance with ASC 860 (“Transfers and Servicing”) are not included in the table above.

Summary of non-accrual of financial assets
The following table provides information about non-accrual of financial assets as of March 31, 2026 and September 30, 2026:

		March 31, 2026
		Millions of yen
		Beginning balance	Ending balance	Interest income recognized during the reporting period	Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income
	Non-accrual of financial assets:
	Installment loans to consumer borrowers:
Real estate loans
	Japan	¥249	¥0	¥4	¥0
	Overseas	4,976	8,895	0	137
Other
	Japan	86	0	0	0
	Overseas	2,373	982	0	3
	Installment loans to corporate borrowers:
Non-recourse loans	Overseas	3,831	11,477	0	0
Other than non-recourse loans
	Real estate companies
	Japan	29	0	9	0
	Overseas	3,417	2,181	0	0
	Commercial, industrial and other companies
	Japan	520	541	0	0
	Overseas	60,629	46,642	0	2,399
	Loans to Equity method investees	1,345	0	0	0
	Net investment in leases	20,597	26,420	0	0

Total		¥98,052	¥97,138	¥13	¥2,539

		September 30, 2026
		Millions of yen
		Beginning balance	Ending balance	Interest income recognized during the reporting period	Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income
Non-accrual of financial assets:
Installment loans to consumer borrowers:
Real estate loans
	Overseas	¥8,895	¥10,486	¥0	¥132
Other
	Japan	0	0	0	0
	Overseas	982	1,048	0	7
Installment loans to corporate borrowers:
Non-recourse loans	Overseas	11,477	9,637	0	0
Other than non-recourse loans
Real estate companies
	Japan	0	0	4	0
	Overseas	2,181	2,080	0	0
Commercial, industrial and other companies
	Japan	541	156	0	0
	Overseas	46,642	38,086	0	2,369
Net investment in leases		26,420	31,961	0	0

Total		¥97,138	¥93,454	¥4	¥2,508

Note:
Loans held for sale, policy loan receivables of an insurance entity, purchased loans, and previously sold
i
nstallment
l
oans with a call option that allows certain subsidiaries to repurchase the loans and that are recognized as assets in accordance with ASC 860 (“Transfers and Servicing”) are not included in the table above.

Summary of modifications of financing receivables
The following table provides information about modifications of financing receivables made to debtors experiencing financial difficulty that occurred during the six months ended September 30, 2025 and 2026:

Six months ended September 30, 2025

Millions of yen

Portfolio segment	Interest rate reduction		Term extension		Principal forgiveness

Class	Amortized cost basis	% of total class of financing receivable	Amortized cost basis	% of total class of financing receivable	Amortized cost basis	% of total class of financing receivable

Consumer borrowers	¥0	0	¥10	0.0	¥6	0.0
Real estate loans	0	0	0	0	6	0.0
Other	0	0	10	0.0	0	0
Corporate borrowers	2,414	0.1	8,305	0.4	6	0.0
Other than non-recourse loans	2,414	0.2	8,305	0.6	6	0.0
Real estate companies in Japan	0	0	289	0.1	0	0
Commercial, industrial and other companies in Japan	0	0	433	0.2	0	0
Commercial, industrial and other companies in overseas	2,414	0.4	7,583	1.4	6	0.0
Net investment in leases	0	0	102	0.0	0	0
Japan	0	0	102	0.0	0	0

Total	¥2,414	0.0	¥8,417	0.2	¥12	0.0

Portfolio segment	Combination - interest rate reduction and term extension		Combination - interest rate reduction, term extension and principal forgiveness

Class	Amortized cost basis	% of total class of financing receivable	Amortized cost basis	% of total class of financing receivable

Consumer borrowers	¥0	0	¥0	0
Real estate loans	0	0	0	0
Other	0	0	0	0
Corporate borrowers	49	0.0	1,201	0.1
Other than non-recourse loans	49	0.0	1,201	0.1
Real estate companies in Japan	0	0	0	0
Commercial, industrial and other companies in Japan	0	0	0	0
Commercial, industrial and other companies in overseas	49	0.0	1,201	0.2
Net investment in leases	0	0	0	0
Japan	0	0	0	0

Total	¥49	0.0	¥1,201	0.0

Six months ended September 30, 2026

Millions of yen

Portfolio segment	Interest rate reduction		Term extension		Principal forgiveness

Class	Amortized cost basis	% of total class of financing receivable	Amortized cost basis	% of total class of financing receivable	Amortized cost basis	% of total class of financing receivable

Consumer borrowers	¥4	0.0	¥0	0	¥0	0
Other	4	0.0	0	0	0	0
Corporate borrowers	0	0	2,210	0.2	13	0.0
Non-recourse loans	0	0	1,848	1.0	0	0
Overseas	0	0	1,848	1.4	0	0
Other than non-recourse loans	0	0	362	0.0	13	0.0
Real estate companies in Japan	0	0	362	0.3	0	0
Commercial, industrial and other companies in overseas	0	0	0	0	13	0.0
Net investment in leases	0	0	81	0.0	27	0.0
Japan	0	0	81	0.0	0	0
Overseas	0	0	0	0	27	0.0

Total	¥4	0.0	¥2,291	0.1	¥40	0.0

Portfolio segment	Combination - interest rate reduction and term extension

Class	Amortized cost basis	% of total class of financing receivable

Consumer borrowers	¥18	0.0
Other	18	0.0
Corporate borrowers	2,643	0.2
Non-recourse loans	0	0
Overseas	0	0
Other than non-recourse loans	2,643	0.3
Real estate companies in Japan	0	0
Commercial, industrial and other companies in overseas	2,643	0.5
Net investment in leases	0	0
Japan	0	0
Overseas	0	0

Total	¥2,661	0.1

Summary of financial effect of modifications of financing receivable
The following table provides information about the financial effect of the modifications of financing receivables made to debtors experiencing financial difficulty that occurred during the six months ended September 30, 2025 and 2026:

Six months ended September 30, 2025

Millions of yen

Portfolio segment	Financial effect

Class	Interest rate reduction	Term extension	Principal forgiveness

Consumer borrowers
Real estate loans	—	—	Reduced the amortized cost basis of the loans by ¥54 million.
Other	—	Added a weighted-average 1.0 years to the life of loans.	—
Corporate borrowers
Other than non-recourse loans
Real estate companies in Japan	—	Added a weighted-average 0.5 years to the life of loans.	—
Commercial, industrial and other companies in Japan	—	Added a weighted-average 0.9 years to the life of loans.	—
Commercial, industrial and other companies in overseas	Reduced weighted-average contractual interest rate from 13.1% to 3.3%.	Added a weighted-average 0.5 years to the life of loans.	Reduced the amortized cost basis of the loans by ¥1,099 million.
Net investment in leases
Japan	—	Added a weighted-average 0.2 years to the life of loans.	—

Six months ended September 30, 2026

Millions of yen

Portfolio segment	Financial effect

Class	Interest rate reduction	Term extension	Principal forgiveness

Consumer borrowers
Real estate loans	—	—	Reduced the amortized cost basis of the loans by ¥36 million.
Other	Reduced weighted-average contractual interest rate from 16.4% to 11.7%.	Added a weighted-average 0.9 years to the life of loans.	—
Corporate borrowers
Non-recourse loans
Overseas	—	Added a weighted-average 0.5 years to the life of loans.	—
Other than non-recourse loans
Real estate companies in Japan	—	Added a weighted-average 0.3 years to the life of loans.	—
Commercial, industrial and other companies in overseas	Reduced weighted-average contractual interest rate from 9.7% to 9.5%.	Added a weighted-average 2.0 years to the life of loans.	Reduced the amortized cost basis of the loans by ¥14 million.
Net investment in leases
Japan	—	Added a weighted-average 0.5 years to the life of loans.	—
Overseas	—	—	Reduced the amortized cost basis of the loans by ¥33 million.

Summary of past due financial assets modified to debtors
The following table provides information about the past-due financial assets modified to debtors experiencing financial difficulty within the previous 12 months as of September 30, 2025 and 2026:

Six months ended September 30, 2025
	Millions of yen
Portfolio segment	Current	30-89 days past-due	90 days or more past-due
Class
Consumer borrowers	¥45	¥0	¥6
Real estate loans	0	0	6
Other	45	0	0
Corporate borrowers	16,348	0	40
Other than non-recourse loans	16,348	0	40
Real estate companies in Japan	262	0	27
Commercial, industrial and other companies in Japan	540	0	0
Commercial, industrial and other companies in overseas	15,546	0	13

Net investment in leases	102	0	0
Japan	102	0	0

Total	¥16,495	¥0	¥46

September 30, 2026
	Millions of yen
Portfolio segment	Current	30-89 days past-due	90 days or more past-due
Class
Consumer borrowers	¥57	¥5	¥0
Other	57	5	0
Corporate borrowers	6,188	0	20
Non-recourse loans	1,848	0	0
Overseas	1,848	0	0
Other than non-recourse loans	4,340	0	20
Real estate companies in Japan	362	0	0
Commercial, industrial and other companies in Japan	68	0	0
Commercial, industrial and other companies in overseas	3,910	0	20

Net investment in leases	81	0	39
Japan	81	0	0
Overseas	0	0	39

Total	¥6,326	¥5	¥59